Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Statement Of Cash Flows, Additional Disclosures [Abstract]
Schedule of Cash Flow Supplemental Disclosures

	2022	2021	2020
Changes in non-cash working capital:
Accounts receivable	$(441)	$(850)	$284
Inventory	(266)	(487)	98
Prepaids and other	(20)	39	(56)
Other long-term assets	—	—	(117)
Accounts payable	537	80	(147)
Accrued liabilities	896	525	(254)
Current income tax (liabilities) assets	(282)	1,918	(295)
Other long-term liabilities	(196)	(154)	(62)
Net changes in non-cash working capital	$228	$1,071	$(549)
Relating to:
Operating activities	$79	$964	$(166)
Investing activities	149	107	(383)
	$228	$1,071	$(549)

Reconciliation of Liabilities Arising From Financing Activities
The following table summarizes movements in the Company's liabilities arising from financing activities for the years' ended December 31, 2022 and 2021:

	Long-term debt	Cash flow hedges on US dollar debt securities	Lease liabilities	Liabilities from financing activities
At December 31, 2020	$21,453	$(28)	$1,690	$23,115
Changes from financing cash flows:
Repayment of long-term debt, net (1)	(6,779)	—	—	(6,779)
Repayment of Storm long-term debt	(183)	—	—	(183)
Payment of lease liabilities	—	—	(209)	(209)
Non-cash changes:
Assumption of Storm long-term debt	183	—	—	183
Lease additions	—	—	88	88
Changes in foreign exchange and fair value (2)	20	(91)	15	(56)
At December 31, 2021	14,694	(119)	1,584	16,159
Changes from financing cash flows:
Repayment of long-term debt, net (1)	(4,010)	—	—	(4,010)
Proceeds on settlement of cross currency swap	—	69	—	69
Payment of lease liabilities	—	—	(232)	(232)
Non-cash changes:
Lease additions	—	—	182	182
Changes in foreign exchange and fair value (2)	761	50	6	817
At December 31, 2022	$11,445	$—	$1,540	$12,985
(1)Includes original issue discounts and premiums, and directly attributable transaction costs.
(2)Includes foreign exchange loss (gain), changes in the fair value of cash flow hedges on US dollar debt securities, the amortization of original issue discounts and premiums and directly attributable transaction costs, and derecognition of lease liabilities.